COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Revenue [Abstract]
Disclosure of cost of revenue
	Year ended December 31
	2023	2022	2021
	USD thousands

Programmatic	44,385	35,110	31,572
Performance	17,885	25,635	40,079

Cost of Revenue	62,270	60,745	71,651